Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Credit Opportunities Fund

For the period ended September 30, 2021

Schedule of Investments (unaudited)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 94.26%

ASSET-BACKED SECURITIES 16.46%

Automobiles 3.36%
Carvana Auto Receivables Trust 2021-N1 R†	Zero Coupon		1/10/2028		$10	$5,275,618	(a)
Flagship Credit Auto Trust 2020 4 R†	Zero Coupon		7/17/2028		18	8,627,870	(a)
Santander Consumer Auto Receivables Trust 2020-BA F†	7.03%		8/15/2028		4,000	4,413,041
Tricolor Auto Securitization Trust 2021-1A F†	5.08%		5/15/2028		5,250	5,243,545
Total						23,560,074

Credit Card 1.52%
Continental Finance Credit Card ABS Master Trust 2020-1A C†	5.75%		12/15/2028		6,500	6,654,291
Genesis Sales Finance Master Trust 2021-AA F†	5.59%		12/21/2026		4,000	3,995,909
Total						10,650,200

Others 11.44%
Ares XLVI CLO Ltd. 2017-46A E†	5.426% (3 Mo. LIBOR + 5.30%)	#	1/15/2030		250	241,040
Ares XXXVII CLO Ltd. 2015-4A DR†	6.276% (3 Mo. LIBOR + 6.15%)	#	10/15/2030		500	495,165
Avant Loans Funding Trust 2021-REV1 E†	6.41%		7/15/2030		3,931	3,962,222
Bain Capital Credit CLO 2018-1A E†	5.488% (3 Mo. LIBOR + 5.35%)	#	4/23/2031		1,000	956,111
Burnham Park Clo Ltd. 2016-1A ER†	5.534% (3 Mo. LIBOR + 5.40%)	#	10/20/2029		2,000	1,954,379
Cedar Funding IX CLO Ltd. 2018-9A E†	5.484% (3 Mo. LIBOR + 5.35%)	#	4/20/2031		275	270,046
Dryden 45 Senior Loan Fund 2016-45A ER†	5.976% (3 Mo. LIBOR + 5.85%)	#	10/15/2030		7,763	7,724,944
Dryden 65 CLO Ltd. 2018-65A E†	5.884% (3 Mo. LIBOR + 5.75%)	#	7/18/2030		3,000	2,970,000
Encina Equipment Finance LLC 2021-1A E†	4.36%		3/15/2029		3,733	3,808,912
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	6,570	5,567,567
Galaxy XVIII CLO Ltd. 2018-28A E†	6.126% (3 Mo. LIBOR + 6.00%)	#	7/15/2031		$3,550	3,518,442
Galaxy XXVI CLO Ltd. 2018-26A E†	5.981% (3 Mo. LIBOR + 5.85%)	#	11/22/2031		4,400	4,323,000
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		3,335	3,712,743
Lendmark Funding Trust 2021-1A D†	5.05%		11/20/2031		3,500	3,559,793

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	$2,600	$2,755,116
Newtek Small Business Loan Trust 2017-1 B†	3.086% (1 Mo. LIBOR + 3.00%)	#	2/25/2043	49	49,327
OCP CLO Ltd. 2014-6A DR†	6.654% (3 Mo. LIBOR + 6.52%)	#	10/17/2030	1,000	1,003,720
Octagon Investment Partners 37 Ltd. 2018-2A D†	5.525% (3 Mo. LIBOR + 5.40%)	#	7/25/2030	2,420	2,367,170
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027	2,000	1,589,280	(a)
Pagaya AI Debt Selection Trust 2021-1 CERT†	Zero Coupon	#	11/15/2027	2,154	4,714,976	(a)
Palmer Square CLO Ltd. 2014-1A DR2†	5.834% (3 Mo. LIBOR + 5.70%)	#	1/17/2031	4,900	4,896,272
Regatta XIV Funding Ltd. 2018-3A E†	6.075% (3 Mo. LIBOR + 5.95%)	#	10/25/2031	3,400	3,320,886
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	8,000	7,947,018
Signal Peak CLO Ltd. 2018-5A E†	5.775% (3 Mo. LIBOR + 5.65%)	#	4/25/2031	3,450	3,400,887
TCI-Symphony CLO Ltd. 2017-1A E†	6.576% (3 Mo. LIBOR + 6.45%)	#	7/15/2030	5,189	5,215,337
Total					80,324,353

Student Loan 0.14%
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048	5,923	986,833
Total Asset-Backed Securities (cost $112,025,873)					115,521,460

				Shares (000)

COMMON STOCKS 0.28%

Specialty Retail 0.26%
Chinos Intermediate				101	1,750,916	(a)
Chinos Intermediate				10	78,856	(a)
Total					1,829,772

Transportation Infrastructure 0.02%
ACBL Holdings Corp.				4	109,420
Total Common Stocks (cost $1,314,356)					1,939,192

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 8.88%

Airlines 0.98%
JetBlue Airways Corp.†	0.50%	4/1/2026		$6,944	$6,838,757

Biotechnology 0.57%
Insmed, Inc.	1.75%	1/15/2025		3,835	3,986,558

Energy-Alternate Sources 0.59%
SunPower Corp.	4.00%	1/15/2023		1,600	1,981,862
Sunrun, Inc.†	Zero Coupon	2/1/2026		2,500	2,141,929
Total					4,123,791

Internet 3.41%
21Vianet Group, Inc. (China)†(c)	Zero Coupon	2/1/2026		5,681	4,735,113
Airbnb, Inc.†	Zero Coupon	3/15/2026		5,000	4,925,000
iQIYI, Inc. (China)(c)	2.00%	4/1/2025		10,550	9,326,424
Uber Technologies, Inc.†	Zero Coupon	12/15/2025		5,083	4,969,296
Total					23,955,833

Leisure Time 0.70%
Royal Caribbean Cruises Ltd.	4.25%	6/15/2023		3,500	4,935,000

Oil & Gas 0.90%
Centennial Resource Production LLC	3.25%	4/1/2028		4,750	6,273,771

Pharmaceuticals 0.51%
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	4,732	3,605,227

Transportation 0.96%
Scorpio Tankers, Inc. (Monaco)†(c)	3.00%	5/15/2025		$6,766	6,726,722

Trucking & Leasing 0.26%
Greenbrier Cos, Inc. (The)†	2.875%	4/15/2028		1,750	1,830,500
Total Convertible Bonds (cost $62,153,733)					62,276,159

CORPORATE BONDS 41.72%

Advertising 1.72%
National CineMedia LLC†	5.875%	4/15/2028		13,140	12,046,621

Airlines 1.99%
American Airlines Group, Inc.†	3.75%	3/1/2025		15,450	13,941,307

Chemicals 1.32%
Tianqi Finco Co. Ltd.	3.75%	11/28/2022		9,750	9,286,844

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Coal 0.81%
Peabody Energy Corp.†	6.375%		3/31/2025			$6,544	$5,671,358

Commercial Services 0.82%
Ahern Rentals, Inc.†	7.375%		5/15/2023			5,972	5,733,120

Diversified Financial Services 7.08%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027			10,725	11,868,178
Global Aircraft Leasing Co. Ltd.†	6.50%		9/15/2024			11,798	11,572,131
SCF Preferred Equity LLC†	7.50% (5 Yr Treasury CMT + 6.73%)	#	–	(d)		15,000	14,891,305
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(c)	10.50%		6/1/2024			10,451	11,365,462
Total							49,697,076

Engineering & Construction 1.85%
Promontoria Holding 264 BV†(b)	6.75%		8/15/2023		EUR	7,460	8,710,447
Promontoria Holding 264 BV(b)	6.75%		8/15/2023		EUR	3,635	4,244,299
Total							12,954,746

Entertainment 0.63%
Buena Vista Gaming Authority†	13.00%		4/1/2023			$4,104	4,420,952

Home Builders 0.75%
STL Holding Co. LLC†	7.50%		2/15/2026			4,964	5,249,430	(a)

Internet 0.33%
eDreams ODIGEO SA(b)	5.50%		9/1/2023		EUR	2,000	2,329,917

Leisure Time 1.48%
Carnival Corp.†	7.625%		3/1/2026			$9,750	10,420,312

Lodging 1.70%
Full House Resorts, Inc.†	8.25%		2/15/2028			11,064	11,908,349

Machinery-Diversified 1.63%
Granite US Holdings Corp.†	11.00%		10/1/2027			10,412	11,414,259

Oil & Gas 17.54%
Berry Petroleum Co. LLC†	7.00%		2/15/2026			11,936	12,175,866
Callon Petroleum Co.	6.375%		7/1/2026			11,400	10,925,133
Callon Petroleum Co.†	8.00%		8/1/2028			3,000	2,967,330
Centennial Resource Production LLC†	5.375%		1/15/2026			1,875	1,843,238
Centennial Resource Production LLC†	6.875%		4/1/2027			5,718	5,834,361
Gulfport Energy Operating Corp.†	8.00%		5/17/2026			10,890	11,923,352

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Laredo Petroleum, Inc.†	7.75%		7/31/2029	$2,885	$2,895,819
Laredo Petroleum, Inc.	9.50%		1/15/2025	1,500	1,556,250
Laredo Petroleum, Inc.	10.125%		1/15/2028	8,532	9,236,743
Matador Resources Co.	5.875%		9/15/2026	10,000	10,350,300
Nabors Industries Ltd.†	7.25%		1/15/2026	1,350	1,315,163
Nabors Industries, Inc.	5.75%		2/1/2025	13,685	12,668,889
Oasis Petroleum, Inc.†	6.375%		6/1/2026	9,425	9,888,003
Precision Drilling Corp. (Canada)†(c)	6.875%		1/15/2029	5,194	5,432,924
Precision Drilling Corp. (Canada)†(c)	7.125%		1/15/2026	6,586	6,777,916
Rockcliff Energy II LLC†	5.50%		10/15/2029	3,495	3,551,794
SM Energy Co.	5.625%		6/1/2025	9,967	10,040,756
SM Energy Co.	6.50%		7/15/2028	3,544	3,673,604
Total					123,057,441

Oil & Gas Services 0.12%
Welltec International ApS†(e)	8.25%		10/15/2026	865	865,000

Retail 1.95%
Party City Holdings, Inc.†	6.625%		8/1/2026	10,375	8,585,313
Party City Holdings, Inc.†	8.75%		2/15/2026	4,902	5,135,188
Total					13,720,501
Total Corporate Bonds (cost $274,958,113)					292,717,233

FLOATING RATE LOANS(f) 15.98%

Beverages 1.37%
Miller’s Ale House, Inc. 2018 Term Loan	4.837% - 7.00% (Prime Rate + 3.75%) (1 Mo. LIBOR + 4.75%)		5/30/2025	9,994	9,615,694
Building & Construction 1.29%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%)		5/7/2029	8,932	9,080,863
Electric: Generation 1.15%
Peabody Energy Corporation 2018 Term Loan	–	(g)	3/31/2025	9,885	8,064,821

Electronics 0.86%
Electrical Components International, Inc. 2021 Term Loan B	10.75% (Prime Rate + 7.75%)		6/26/2025	6,026	6,033,324	(h)

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Services 0.41%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.584% (1 Mo. LIBOR + 5.50%)	10/1/2025		$2,909	$2,857,612

Lodging 1.10%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (1 Mo. LIBOR + 9.00%)	12/23/2025		479	522,323
Spectacle Gary Holdings LLC Term Loan B	11.00% (1 Mo. LIBOR + 9.00%)	12/23/2025		6,605	7,208,074
Total					7,730,397

Media: Content 1.01%
ECL Entertainment, LLC Term Loan	8.50% (1 Mo. LIBOR + 7.50%)	3/31/2028		6,934	7,116,412	(h)

Metals/Mining (Excluding Steel) 1.38%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%)	6/14/2024		9,776	9,684,819

Oil Field Equipment & Services 1.09%
Ulterra Drilling Technologies, LP Term Loan B	5.334% (1 Mo. LIBOR + 5.25%)	11/26/2025		8,451	7,658,503

Oil Refining & Marketing 0.57%
CITGO Holding Inc. 2019 Term Loan B	8.00% (3 Mo. LIBOR + 7.00%)	8/1/2023		4,048	4,005,855

Pharmaceuticals 0.56%
Canopy Growth Corporation Term Loan (Canada)(c)	9.50% (6 Mo. LIBOR + 8.50%)	3/18/2026		3,663	3,937,754

Recreation & Travel 1.83%
Silk Bidco AS EUR Term Loan B(b)	4.00% (6 Mo. EURIBOR + 4.00%)	2/24/2025	EUR	10,800	11,870,158
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.632% (3 Mo. LIBOR + 8.50%)	12/30/2027		$1,000	940,000	(h)
Total					12,810,158

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services 1.66%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.119% (3 Mo. LIBOR + 7.00%)		4/10/2026		$4,430	$4,502,493
KUEHG Corp. 2017 2nd Lien Term Loan	9.25% (3 Mo. LIBOR + 8.25%)		8/22/2025		7,090	7,116,588
Total						11,619,081

Theaters & Entertainment 1.70%
Vue International Bidco plc 2019 EUR Term Loan B(b)	4.75% (6 Mo. EURIBOR + 4.75%)		7/3/2026	EUR	10,930	11,947,314
Total Floating Rate Loans (cost $108,833,099)						112,162,607

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.81%
Bancorp Commercial Mortgage Trust 2019-CRE6 G†	8.515% (SOFR + 8.46%)	#	9/15/2036		$1,000	985,905
BX Trust 2018-GW MZ MC†	5.572% (1 Mo. LIBOR + 5.49%)	#	5/15/2037		4,000	3,736,060
CF Trust 2019-BOSS B1A	13.00% (1 Mo. LIBOR + 11.50%)		12/15/2021		1,100	1,088,389	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(i)	4/15/2049		5,000	4,161,737
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.451%	#	2/10/2048		5,000	4,313,642
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.784% (1 Mo. LIBOR + 5.70%)	#	11/21/2035		8,300	8,405,325
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.584% (1 Mo. LIBOR + 9.50%)	#	6/15/2026		11,000	11,030,010
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046		10,790	9,882,042
JPMorgan Chase Commercial Mortgage Securities Trust	0.413%		9/15/2029		85,464	128	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	11.00%		9/15/2029		850	842,100
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#	6/10/2027		615	45,175
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#	10/5/2031		6,694	6,683,667

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 F†	4.934% (1 Mo. LIBOR + 4.85%)	#	3/15/2036	$6,025	$6,069,315
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	6.784% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	15,500	15,518,445
Natixis Commercial Mortgage Securities Trust 2019-1776 XBCP†	0.119%	#	10/15/2036	114,352	16,009
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	3,200	3,000,319
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	225	105,861
Total Non-Agency Commercial Mortgage-Backed Securities (cost $70,947,029)					75,884,129

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.13%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			16	433,457
ACBL Holdings Corp. Series B	Zero Coupon			16	514,471
Total Preferred Stocks (cost $802,375)					947,928
Total Long-Term Investments (cost $631,034,578)					661,448,708

	Interest Rate		Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS 6.91%

COMMERCIAL PAPER 1.01%

Electronics 0.75%
JABIL, Inc.	0.406%		10/1/2021	$5,219	5,219,000

Food 0.26%
Conagra Foods Inc.	0.183%		10/1/2021	1,841	1,841,000
Total Commercial Paper (cost $7,060,000)					7,060,000

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Repurchase Agreements 5.90%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $42,230,300 of U.S. Treasury Note at 1.250% due 6/30/2028; value: $42,233,594; proceeds: $41,405,433 (cost $41,405,433)			$41,405	$41,405,433
Total Short-Term Investments (cost $48,465,433)				48,465,433
Total Investments in Securities 101.17% (cost $679,500,011)				709,914,141
Other Assets and Liabilities – Net(j) (1.17)%				(8,225,788)
Net Assets 100.00%				$701,688,353

CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $443,652,014 which represents 63.23% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(g)	Interest Rate to be determined.
(h)	Level 3 Investment as described in Note in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swaps as follows:

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

September 30, 2021

Credit Default Swaps on Indexes - Sell Protection at September 30, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB-.9	Citibank	3.000%	9/17/2058	5,375,000	4,959,610	$(1,178,456)	$763,066	$(415,390)
Markit CMBX NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	3,750,000	3,460,193	(292,900)	3,093	(289,807)
						$(1,471,356)	$766,159	$(705,197)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $766,159. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	12/10/2021	24,815,000	$29,389,571	$28,782,399	$ 607,172
Euro	Sell	Toronto Dominion Bank	12/10/2021	4,964,539	5,843,769	5,758,265	85,504
Unrealized Appreciation on Forward Foreign Currrency Exchange Contracts							$ 692,676

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	12/10/2021	2,012,000	$2,363,266	$2,333,677	$ (29,589)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2021	11,361,000	8,901,930	8,969,417	(67,487)
Unrealized Depreciation on Forward Foreign Currrency Exchange Contracts							$ (97,076)

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$9,656,586	$13,903,488	$23,560,074
Others	–	74,020,097	6,304,256	80,324,353
Remaining Industries	–	11,637,033	–	11,637,033
Common Stocks
Specialty Retail	–	–	1,829,772	1,829,772
Remaining Industries	–	109,420	–	109,420
Convertible Bonds	–	62,276,159	–	62,276,159
Corporate Bonds
Home Builders	–	–	5,249,430	5,249,430
Remaining Industries	–	287,467,803	–	287,467,803
Floating Rate Loans
Electronics	–	–	6,033,324	6,033,324
Media: Content	–	–	7,116,412	7,116,412
Recreation & Travel	–	11,870,158	940,000	12,810,158
Remaining Industries	–	86,202,713	–	86,202,713
Non-Agency Commercial
Mortgage-Backed Securities	–	74,795,612	1,088,517	75,884,129
Preferred Stocks	–	947,928	–	947,928

Short-Term Investments
Commercial Paper	–	7,060,000	–	7,060,000
Repurchase Agreements	–	41,405,433	–	41,405,433
Total	$–	$667,448,942	$42,465,199	$709,914,141
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(705,197)	–	(705,197)
Forward Foreign Currency Exchange Contracts
Assets	–	692,676	–	692,676
Liabilities	–	(97,076)	–	(97,076)
Total	$–	$(109,597)	$–	$(109,597)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(concluded)

September 30, 2021

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stocks
Balance as of January 1, 2021	$7,639,394	$87,100	$–	$9,145,445	$1,694,199	$993,850
Accrued Discounts (Premiums)	(5,759)	–	(758)	808	(16,572)	–
Realized Gain (Loss)	7,477	–	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	(801,414)	572,618	74,733	312,299	130,309	–
Purchases	18,712,886	–	1,025,455	12,906,629	–	–
Sales	(119,832)	–	–	–	–	–
Transfers into Level 3	–	1,257,154	4,150,000	–	–	–
Transfers out of Level 3	(5,225,008)	(87,100)	–	(8,275,445)	(719,419)	(993,850)
Balance as of September 30, 2021	$20,207,744	$1,829,772	$5,249,430	$14,089,736	$1,088,517	$–
Change in unrealized appreciation/depreciation for the period ended September 30, 2021, related to Level 3 investments held at September 30, 2021	$(795,374)	$572,618	$74,733	$312,299	$130,309	$–

12	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

13

Notes to Schedule of Investments (unaudited)(concluded)

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

14

QPHR-CREDIT-3Q
(9/21)